OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2020
OTHER INCOME
Schedule of other income

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
IPO subscription service charge income	16,139	26,537	159,682
Currency exchange service income	2,711	4,670	67,000
Funds distribution service income	—	10,447	42,658
Underwriting fee income	10,494	19,579	30,797
Enterprise public relations service charge income	9,187	16,156	29,988
Market information and data income	1,465	2,692	18,463
ESOP management service income	270	1,275	1,796
Other	2,502	3,931	4,673
Total	42,768	85,287	355,057